File No. 333-40777   CIK #910929


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 1


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     Ranson Unit Investment Trusts Series 61

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 28, 1999 pursuant to paragraph (b) of Rule 485.

RANSON UNIT INVESTMENT TRUSTS, SERIES 61

Nasdaq Financial Index Trust, Series 1 (the "Trust") was formed with the investment objective of obtaining capital appreciation through investment in a portfolio of equity securities of the companies which comprise the Nasdaq Financial Index. By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the Nasdaq Financial Index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by the Nasdaq Financial Index over the term of the Trust. See "The Trust Portfolio." The Trust is not sponsored, endorsed or promoted by or affiliated with The Nasdaq Stock Market, Inc. or the National Association of Securities Dealers, Inc. There is, of course, no assurance that the Trust will achieve its objective.

Units of the Trust are not deposits or obligations of, or guaranteed by, any bank and the Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     This Prospectus consists of two parts.
 This Prospectus Part One may not be distributed unless accompanied by Part Two.

The investor is advised to read and retain this Prospectus for future reference.


         THIS PROSPECTUS IS DATED AS OF THE DATE OF PROSPECTUS PART TWO.

NASDAQ(REGISTERED TRADEMARK) INDEX LICENSING AGREEMENT

The Sponsor has entered into a license agreement with The Nasdaq Stock Market, Inc. (the "License Agreement"), under which the Trust (through the Sponsor) is granted licenses to use the trademark and tradenames "Nasdaq" and "Nasdaq Financial Index" solely in materials relating to the creation and issuance, marketing and promotion of the Trust and in accordance with any applicable federal and state securities law to indicate the source of the Nasdaq Financial Index as a basis for determining the composition of the Trust's portfolio. As consideration for the grant of the license, the Trust will pay to The Nasdaq Stock Market, Inc. an annual fee equal to that amount described under "Expenses of the Trust." If the Nasdaq Financial Index ceases to be compiled or made available or the anticipated correlation between Trust and the Nasdaq Financial Index is not maintained, the Sponsor may direct that the Trust continue to be operated using the Nasdaq Financial Index as it existed on the last date on which it was available or may direct that the Trust Agreement be terminated (see "Administration of the Trust-Amendment and Termination").

Neither the Trust nor the Unitholders are entitled to any rights whatsoever under the foregoing licensing arrangements or to use any of the covered trademarks or to use the Nasdaq Financial Index, except as specifically described herein or as may be specified in the Trust Agreement.

The Trust is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Trust or Units of the Trust. The Corporations make no representation or warranty, express or implied to the owners of Units of the Trust or any member of the public regarding the advisability of investing in securities generally or in Units of the Trust particularly or the ability of the Nasdaq Financial Index to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") and the Trust is in the licensing of certain trademarks, service marks, and trade names of the Corporations and the use of the Financial Index which is determined, composed and calculated by Nasdaq without regard to the Licensee, the Trust or Unitholders of the Trust. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Trust into consideration in determining, composing or calculating the Nasdaq Financial Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Units of the Trust to be issued or in the determination or calculation of the equation by which the Units of such Trust are to be converted into cash. The Corporations have no liability in connection with the administration or operations of the Trust, marketing or trading of Units of the Trust.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ FINANCIAL INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF UNITS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ FINANCIAL INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND

EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ FINANCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

THE TRUST FUND

Ranson Unit Investment Trusts, Series 61 (the "Fund") includes one underlying unit investment trust designated as Nasdaq Financial Index Trust, Series 1 (the "Trust"). The Fund was created under the laws of the State of New York pursuant to a trust indenture (the "Trust Agreement") dated the "Initial Date of Deposit" between Ranson & Associates, Inc. (the "Sponsor") and The Bank of New York (the "Trustee").*

The Trust contains common stocks issued by substantially all of the companies which comprise the Nasdaq Financial Index. As used herein, the term "Securities" means the common stocks (including contracts for the purchase thereof) initially deposited in the Trust and described in the portfolio and any additional common stocks acquired and held by the Trust pursuant to the provisions of the Trust Agreement.

On the Initial Date of Deposit, the Sponsor delivered to the Trustee Securities or contracts for the purchase thereof for deposit in the Trust. The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the index. The Sponsor anticipates that the Trust will comprise the stocks in the index in substantially the same weightings as in such index. In connection with any deposit of Securities, purchase and sale transactions will be effected in accordance with computer program output showing which Securities are under- or over-represented in the Trust portfolio. Neither the Sponsor nor the Trustee will exercise any investment discretion in connection with such transactions. Precise duplication of the relationship among the Securities in the index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Trust, but correlation between the performance of the index and the Trust portfolio is expected to be between .97 and .99. See "The Trust Portfolio."

By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the Nasdaq Financial Index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by such index over the term of the Trust. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units of the Trust should be made with an understanding that the Trust includes payments of a sales charge, fees and expenses which may not be considered in public statements of the total return of the index.


--------------------
* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

Subsequent to the Initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust, contracts to purchase additional Securities along with cash (or a bank letter of credit in lieu of cash) to pay for such contracted Securities or cash (including a letter of credit) with instructions to purchase additional Securities, maintaining, as closely as practicable the same proportionate relationship among the Securities in the portfolio as reflected in the index. Thus, although additional Units will be issued, each Unit of the Trust will continue to represent approximately a weighting of the then current components of the index at any such deposit. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors and procedural policies of the Trust such as (1) price movements of the various Securities will not duplicate one another, (2) the Sponsor's current intention is to purchase shares of the Securities in round lot quantities only, (3) reinvestment of excess proceeds not needed to meet redemptions of Units may not be sufficient to acquire equal round lots of all the Securities in the Trust and
(4) reinvestment of proceeds received from Securities which are no longer components of the index might not result in the purchase of an equal number of shares in any replacement Security. In addition, investors should be aware that the Trust may not invest more than 5% of its assets in the stock of any issuer that derives more than 15% of its revenues from securities-related activities due to restrictions imposed by the Investment Company Act of 1940. Accordingly, the Trust may not be able to replicate the weighting of certain stocks in the Nasdaq Financial Index. To the extent the Trust is limited by this restriction with respect to a stock, the Trust will seek to invest up to 5% of its assets in such stock and increase the investment in all other issuers equally. If the Sponsor deposits cash with instructions to purchase Securities, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

The Trust consists of (a) the Securities listed under "Portfolio" in Part Two as may continue to be held from time to time in the Trust (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts of the Trust. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

THE TRUST PORTFOLIO

The Trust portfolio will consist of as many of the Nasdaq Financial Index stocks as is feasible in order to achieve the Trust's objective of attempting to provide investment results that duplicate substantially the total return of the Nasdaq Financial Index. The Trust is expected to be invested in no less than 95% of the stocks comprising the index. Although it may be impracticable for the Trust to own certain of such stocks at any time, the Sponsor expects to maintain a correlation between the performance of the Trust portfolio and that of the

Nasdaq Financial Index of between .97 and .99. Adjustments to the Trust portfolio will be made on an ongoing basis in accordance with the computer program output to match the weightings of the Securities as closely as is feasible with their weightings in the index as the Trust invests in new Securities in connection with the creation of additional Units, as companies are dropped from or added to such index or as Securities are sold to meet redemptions. These adjustments will be made on the business day following the relevant transaction in accordance with computer program output showing which of the Securities are under- or over-represented in the Trust portfolio. Adjustments may also be made from time to time to maintain the appropriate correlation between the Trust and the index. The proceeds from any sale will be invested in those Securities which the computer program indicates are most under-represented in the portfolio. See "Investment Supervision."

Due to changes in the composition of the Nasdaq Financial Index, adjustments to the Trust portfolio may be made from time to time. It is anticipated that most of such changes in the Nasdaq Financial Index will occur as a result of merger or acquisition activity. In such cases, the Trust, as a shareholder of an issuer which is the object of such merger or acquisition activity, will presumably receive various offers from potential acquirers of the issuer. The Trustee is not permitted to accept any such offers until such time as the issuer has been removed from the Nasdaq Financial Index. Since, in most cases, an issuer is removed from the index only after the consummation of a merger or acquisition, it is anticipated that the Trust will generally acquire, in exchange for the stock of the deleted issuer, the consideration that is being offered to shareholders of that issuer who have not tendered their shares prior to that time. Any cash received as consideration in such transactions will be reinvested in the most under-represented Securities as determined by the computer program output. Any securities received as consideration which are not included in the index will be sold as soon as practicable and will also be reinvested in the most under-represented Securities as determined by the computer program output.

In attempting to duplicate the proportionate relationships represented by the index, the Sponsor does not anticipate purchasing or selling stock in quantities of less than round lots (100 shares). In addition, certain Securities may not be available in the quantities specified by the computer program. For these reasons, among others, precise duplication of the proportionate relationships in the index may not be possible but will continue to be the goal of the Trust in connection with acquisitions or dispositions of Securities. See "Investment Supervision." As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust portfolio and will vote such stocks in accordance with the instructions of the Sponsor.

Investors should note that the Trust is not sponsored, endorsed or promoted by or affiliated with The Nasdaq Stock Market, Inc. and The Nasdaq Stock Market, Inc. makes no representation, express or implied, to the Trust or Unitholders regarding the advisability of investing in an index investment or unit investment trusts generally or in the Trust specifically or the ability of the index to track general stock market performance.

Although there can be no assurance that such Securities will appreciate in value over the life of the Trust, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors-Certain Investment Considerations"), and past performance is no guarantee of future results.

THE NASDAQ FINANCIAL INDEX

The Nasdaq Financial Index is composed of 100 of the largest financial Nasdaq National Market common stocks. Nasdaq, which represents the fastest growing stock market in the U.S., is also one of the first fully electronic stock markets in the world. This modern-day securities market began operations in 1971 and today lists more companies than any other market in the U.S. The Nasdaq Financial Index is limited to one issue per company. Only domestic issues are included. In the event a security is deleted from the Nasdaq Financial Index, the largest financial issue not then in the Nasdaq Financial Index which meets the applicable criteria will be substituted. The Nasdaq Stock Market, Inc. has established procedures for, and controls over, substitutions of securities and may periodically, at its discretion, make changes in component stocks so that the index will more accurately reflect the overall composition of the financial sector of The Nasdaq Stock Market. Each security in the Nasdaq Financial Index is represented by its market capitalization in relation to the total market value of the Nasdaq Financial Index. Companies are selected using criteria that includes company trading volume, company visibility, and continuity of the components in the Nasdaq Financial Index.

The Nasdaq Financial Index is market value weighted. The representation of each security in the Nasdaq Financial Index is proportional to its last sale price times the total number of shares outstanding, in relation to the total market value of the Nasdaq Financial Index. The level of the Nasdaq Financial Index is calculated as follows:

   Nasdaq Financial Index Level  =  Current Market Value  X  250
                                    --------------------
                                    Adjusted Base Period
                                       Market Value

   Adjusted Base Period          =  Current Market Value  X    Previous Base
                                      After Adjustments      Period Market Value
                                    --------------------
                                    Current Market Value
                                     Before Adjustments

The numeric value level of the Nasdaq Financial Index was established at 250 prior to the opening of the market on February 1, 1985. The level of the Nasdaq Financial Index will only change as a result of the price changes occurring between the opening and closing of the market. Adjustments for securities being added to or deleted from the Nasdaq Financial Index, or capitalization changes of adjustments, will take place during the system maintenance process which occurs after the market has closed. These adjustments will result in value changes to the current market value and adjusted base period market value, but will not in and of themselves alter the level of the Nasdaq Financial Index.

The Nasdaq Financial Index is also adjusted to account for stock splits and stock dividends during the system maintenance process. The system makes a price adjustment, however, to account for the increased number of shares outstanding from such an action with the result being that the current market value does not change.

In case of cash dividends other than extraordinary dividends, no system adjustment is made. The Nasdaq Financial Index formula relies on market forces to determine the level of the Nasdaq Financial Index. Neither the current market value nor the adjusted base period market value are adjusted to reflect ordinary cash dividends. At its discretion, The Nasdaq Stock Market, Inc. may temporarily suspend Nasdaq Financial Index securities from the calculation of the Nasdaq Financial Index or adjust the Nasdaq Financial Index divisor in those instances where an unusual cash dividend or spin-off might unduly influence the level of the Nasdaq Financial Index. The Nasdaq Stock Market, Inc. disseminates calculations of the Nasdaq Financial Index via Level 2 and Level 3 Nasdaq service and makes the index calculation available to information vendors and the print media.

RISK FACTORS

General. An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus, in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Because the Nasdaq Financial Index generally includes a concentration of financial and financial related companies, an investment in Units of the Trust should be made with an understanding of the characteristics of the financial industry and the risks which such an investment may entail. Banking institutions and thrift institutions are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Economic conditions in the real estate markets can have a significant effect upon banking institutions and thrift institutions because they generally have a substantial percentage of their assets invested in loans secured by real estate. Banking institutions and thrift institutions are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Regulatory actions, such as increases in the minimum capital requirements applicable to commercial banks and thrifts and increases in deposit insurance premiums required to be paid by commercial banks and thrifts to the FDIC, can negatively impact earnings and the ability of an institution to pay dividends. Furthermore, neither federal insurance of deposits nor governmental regulation, however, ensures the solvency or profitability of banking institutions or thrift institutions, or insures against any risk of investment in the securities issued by such institutions.

Financial institutions and their holding companies are extensively regulated under federal and state laws. As a result, the business, financial condition and prospects of banks and thrifts can be materially affected not only by management decisions and general economic conditions, but also by applicable statutes and regulations and other regulatory pronouncements and policies promulgated by regulatory agencies with jurisdiction over the banks and thrifts, such as the Board of Governors of the Federal Reserve System ("FRB"), the Office of the Comptroller of the Currency ("OCC"), the Office of Thrift Supervision (the "OTS"), the Federal Deposit Insurance Corporation ("FDIC") and the state banking regulators. The effect of such statutes, regulations and other pronouncements and policies can be significant, cannot be predicted with a high degree of certainty and can change over time. Furthermore, such statutes, regulations and other pronouncements and policies are intended to protect depositors and the FDIC's deposit insurance funds, not to protect stockholders. Bank and thrift holding companies as well as their subsidiary banks and thrifts are subject to enforcement actions by their regulators for regulatory violations. In addition to compliance with statutory and regulatory limitations and requirements concerning financial and operating matters, regulated financial institutions must file periodic and other reports and information with their regulators and are subject to examination by each of their regulators.

The statutory requirements applicable to and regulatory supervision of bank and thrift holding companies and their subsidiary banks and thrifts have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act ("FIRREA"), enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991 ("FDICIA"), enacted in December 1991, and the regulations promulgated under FIRREA and FDICIA. The impact of regulations promulgated pursuant to FDICIA on the business and financial condition and prospects of banks and thrifts cannot be predicted with certainty. Banks and thrifts currently face significant competition from other financial institutions such as mutual funds, securities and brokerage companies, credit unions, mortgage banking corporations and insurance companies, and increased competition may result from broadening national interstate banking powers and liberalization of certain restrictions on the activities of nonbank subsidiaries of banks and thrifts. Many of these competitors are much larger in total assets and capitalization, have greater access to capital markets and offer a broader array of financial services than the issuers of the Securities. There can be no assurance that such issuers will be able to compete effectively in their markets, and the results of operations could be adversely affected if circumstances affecting the nature or level of competition change.

Federal legislation became effective in 1995 which serves to lessen or remove certain legal barriers to interstate banking and branching by financial institutions. The legislation may result in an increase in the nationwide consolidation activity occurring among financial institutions by facilitating interstate bank operations and acquisitions. The legislation does, however, allow states to "opt out" of interstate branching and certain states have opted out of the legislation. The effects of changes in interstate banking cannot be predicted, however, it is likely that there will be increased competition within the regional banking industry which could have an adverse impact on certain issuers. In addition, the Federal Reserve Board has approved applications by bank holding companies to engage, through nonbank subsidiaries, in certain securities-related activities, provided that the subsidiaries would not be "principally engaged" in such activities for purposes of Section 20 of the

Glass-Steagall Act. In certain situations, holding companies may be able to use such subsidiaries to underwrite and deal in corporate debt and equity securities. The Federal Reserve Board has recently liberalized the standards used in determining whether a subsidiary is principally engaged in such activities. From time to time bills have been introduced in Congress that would remove many of the Glass-Steagall Act restraints, although no comprehensive bill has been enacted to date. This and any future liberalization of Glass-Steagall could result in increased competition which could have an adverse impact on certain issuers. The Sponsor makes no prediction as to what, if any, additional bank and thrift regulatory reform might be adopted or what ultimate effect such reform might have on the Trust's portfolio.

The Trust also consists of companies engaged in investment banking, brokerage and investment management. Such companies include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond timely to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Certain Investment Considerations. Holders of common stock incur more risk than the holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding. The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust is restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

The Trust Agreement authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities, or cash (including a letter of credit) with instructions to purchase additional Securities, in the Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

Litigation and Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities in the Trust or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trust or will not impair the ability of issuers to achieve their business goals.

FEDERAL TAX STATUS

The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i. e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies."
Because the Trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the Trust will not be subject to Federal income tax or the excise tax.

Distributions to Unitholders of the Trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to Unitholders, except that to the extent that distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the Trust (and received by the Unitholders) on December 31 of the year such distributions are declared.

Distributions of the Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. A Unitholder may recognize a taxable gain or loss if the Unitholder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Note that if a Unitholder holds Units for six months or less and subsequently sells such Units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such Units during the six-month period or less that the Unitholder owns the Units.

The Taxpayer Relief Act of 1997 includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Distributions which are taxable as ordinary income to Unitholders will constitute dividends for federal income tax purposes. When Units are held by corporate Unitholders, Trust distributions may qualify for the 70% dividends-received deduction, subject to the limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the Trust from United States corporations (other than real estate investment trusts) and is designated by the Trust as being eligible for such deduction. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. The Trust will provide each Unitholder with information annually concerning what part of the Trust distributions are eligible for the dividends received deduction.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Trust so long as the Units of the Trust are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of the Trust are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from the Trust.

Distributions reinvested into additional Units of the Trust will be taxed to a Unitholder in the manner described above (i. e., as ordinary income, long-term capital gain or as a return of capital).

Under certain circumstances a Unitholder may be able to request an in kind distribution upon termination of the Trust. See "Amendment and Termination." Unitholders electing an in kind distribution of shares of Securities should be aware that the exchange is subject to taxation and Unitholders will recognize gain or loss (subject to various non-recognition provisions under the Code) based on the value of the Securities received. Investors electing an in kind distribution should consult their own tax advisers with regard to such transaction.

The federal tax status of each year's distributions will be reported to Unitholders and to the Internal Revenue Service. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back- up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met: (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisors with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisors in this regard.

The foregoing discussion relates only to the federal income tax status of the Trust and to the tax treatment of distributions by the Trust to United States Unitholders.

PUBLIC OFFERING OF UNITS

PUBLIC OFFERING PRICE.   Units of the Trust are offered at the Public Offering
Price (which is based on the aggregate underlying value of the Securities in the Trust and includes a sales charge of 4.9% of the Public Offering Price which charge is equivalent to 5.152% of the net amount invested) plus a pro rata share of any accumulated dividends in the Income Account of the Trust. Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust.

The sales charge per Unit of the Trust in both the primary and secondary market will be reduced pursuant to the following graduated schedule:

                                   PERCENT OF       PERCENT OF NET
NUMBER OF UNITS*                 OFFERING PRICE     AMOUNT INVESTED
----------------                 --------------     ---------------
Less than 10,000                       4.9%             5.152%
10,000-24,999                          4.5              4.712
25,000-49,999                          4.3              4.493
50,000-99,999                          3.5              3.627
100,000 or more                        3.0              3.093

--------------------

* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

An investor may aggregate purchases of Units of the Trust for purposes of qualifying for the volume purchase discounts listed above. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units" below) by officers, directors and employees of the Sponsor and its affiliates and registered representatives of selling firms and by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

Unitholders of any series of Ranson equity unit investment trust may utilize their redemption or termination proceeds to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

Unitholders of unaffiliated unit investment trusts having an investment strategy similar to the investment strategy of the Trust may utilize proceeds received upon termination or upon redemption immediately preceding termination of such unaffiliated trust to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

As indicated above, the initial Public Offering Price of the Units was established by dividing the aggregate underlying value of the Securities by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. Such price determination as of the opening of business on the Initial Date of Deposit was made on the basis of an evaluation of the Securities in the Trust prepared by the Trustee. After the opening of business on the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

The value of the Securities is determined on each business day by the Evaluator based on the closing sale prices on a national securities exchange or The Nasdaq National Market or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

The minimum purchase in both the primary and secondary markets is 100 Units.

PUBLIC DISTRIBUTION OF UNITS.   Units which remain unsold or which may be
acquired in the secondary market (see "Market for Units") may be offered at the Public Offering Price determined in the manner provided above.

The Sponsor intends to qualify Units of the Trust for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts set forth below from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor. At various times the Sponsor may implement programs under which the sales force of a broker or dealer may be eligible to win nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers or dealers for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. The difference between the discount and the sales charge will be retained by the Sponsor.

                                                REGULAR
                                             CONCESSION OR
                                                 AGENCY
            NUMBER OF UNITS*                   COMMISSION
            ----------------------------     -------------
            Less than 10,000                      3.60%
            10,000 but less than 25,000           3.30
            25,000 but less than 50,000           3.20
            50,000 but less than 100,000          2.50
            100,000 or more                       2.00

--------------------

* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

SPONSOR PROFITS. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units of the Trust as stated under "Public Offering Price." In addition, the Sponsor may realize a profit (or sustain a loss) as of the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities to the Sponsor and the cost of such Securities to the Trust, which is based on the evaluation of the Securities on the Initial Date of Deposit. Thereafter, on subsequent deposits the Sponsor may realize profits or sustain losses from such deposits. The Sponsor may realize additional profits or losses on unsold Units as a result of changes in the daily market value of the Securities in the Trust.

MARKET FOR UNITS

After the initial offering period, while not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of the Trust offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the value of the underlying Securities. Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units of a Trust if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

GENERAL. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee at its Unit Investment Trust Division office in the city of New York and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

Redemption shall generally be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information," next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for the Trust. The Trustee is empowered to sell Securities for the Trust in order to make funds available for the redemption of Units of the Trust. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

To the extent that Securities are sold, the size of the Trust will be, and the diversity of the Trust may be, reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

COMPUTATION OF REDEMPTION PRICE. The Redemption Price per Unit (as well as the secondary market Public Offering Price) will generally be determined on the
basis of the last sale price of the Securities in the Trust.    The Redemption
Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected and (ii) the value of the Securities in the Trust less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of the Trust. The Evaluator may determine the value of the Securities in the Trust in the following manner: if the Security is listed on a national securities exchange or the Nasdaq National Market, the evaluation will generally be based on the last sale price on the exchange or Nasdaq (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange or Nasdaq, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

RETIREMENT PLANS

The Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee of $12.00 per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to The Bank of New York. Certificates for Individual Retirement Accounts cannot be issued.

UNITHOLDERS

OWNERSHIP OF UNITS. Ownership of Units of the Trust will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as stated under "Redemption-General."

Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to the minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

DISTRIBUTIONS TO UNITHOLDERS. Income received by the Trust is credited by the Trustee to the Income Account of the Trust. Other receipts are credited to the Capital Account of the Trust. Income received by the Trust will be distributed on or shortly after the 15th day of January, April, July and October of each year on a pro rata basis to Unitholders of record as of the preceding record date (which will be the first day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of the Trust, if any, will be distributed at least annually to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to the Capital Account. The Trustee shall be required to make a distribution from the Capital Account if the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units.
The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date.
Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the first day of each month, the Trustee will deduct from the Income Account of the Trust and, to the extent funds are not sufficient therein, from the Capital Account of such Trust amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Expenses of the Trust"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

DISTRIBUTION REINVESTMENT. Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested into additional Units of the Trust without a sales charge. In addition, Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge in shares of certain front-end load mutual funds underwritten or advised by Scudder Kemper Investments, Inc. at net asset value if such funds are registered in such Unitholder's state of residence, other than those mutual funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such mutual funds generally will differ significantly from those of the Trust, Unitholders should carefully consider the consequences before selecting such mutual funds for reinvestment. Detailed information with respect to the investment objectives and the management of such mutual funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

The Program Agent is The Bank of New York. All inquiries concerning participating in distribution reinvestment should be directed to The Bank of New York at its Unit Investment Trust Division office.

STATEMENTS TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

The accounts of the Trust are required to be audited annually, at the Trust's expense, by independent public accountants designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of the Trust upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of the Trust a statement, covering the calendar year, setting forth:

(A)  As to the Income Account:

(1)  Income received;

  (2) Deductions for applicable taxes and for fees and expenses of the Trust and for redemptions of Units, if any; and

  (3) The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(B)  As to the Capital Account:

  (1) The dates of disposition of any Securities and the net proceeds received therefrom;

  (2) Deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination; and

  (3) The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(C)  The following information:

  (1) A list of the Securities as of the last business day of such calendar year;

  (2) The number of Units outstanding on the last business day of such calendar year;

  (3) The Redemption Price based on the last evaluation made during such calendar year;

  (4) The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of the Trust.

No Unitholder shall have the right to control the operation and management of the Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of the Trust.

INVESTMENT SUPERVISION

The Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio.

As a general rule, the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the Nasdaq Financial Index, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus. See "The Trust Portfolio." Such purchases and sales will be made in accordance with the computer program utilized to maintain the portfolio, the Trust Agreement and procedures to be specified by the Sponsor. The Sponsor may direct the Trustee to dispose of Securities and either to acquire other Securities through the use of the proceeds of such disposition in order to make changes in the portfolio or to distribute the proceeds of such disposition to Unitholders (i) as necessary to reflect any additions to or deletions from the Nasdaq Financial Index, (ii) as may be necessary to establish a closer correlation between the Trust portfolio and the Nasdaq Financial Index or (iii) as may be required for purposes of distributing to Unitholders, when required, their pro rata share of any net realized capital gains or as the Sponsor may otherwise determine. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a reorganization, recapitalization, merger or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the Nasdaq Financial Index, in any new security which is added as a component of such index. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code, and as may be needed from time to time to avoid the imposition of any excise tax on the Trust as a regulated investment company.

Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "The Trust Fund" for failed securities and as provided herein, the acquisition by the Trust of any securities other than the Securities is prohibited. The Trustee may sell Securities, designated by the Sponsor, from the Trust for the purpose of redeeming Units tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUST

THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in the Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

THE SPONSOR. Ranson & Associates, Inc., the Sponsor of the Trust, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates, Inc. is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, Inc. is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

THE EVALUATOR. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor.
Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such registration or removal and appointment shall be mailed by the Trustee to each Unitholder.

AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to the Trust may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66 2/3% of the Units then outstanding of the Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of the Trust.
In no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in the Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

The Trust Agreement provides that the Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in the Trust but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information" in Part Two. If the value of the Trust shall be less than the applicable minimum value stated under "Essential Information" in Part Two (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may be terminated at any time by the holders of Units representing 66 2/3% of the Units thereof then outstanding. In addition, the Sponsor may terminate the Trust if the Nasdaq Financial Index is no longer maintained.

No later than the Mandatory Termination Date set forth under "Essential Information" in Part Two, the Trustee will begin to sell all of the remaining underlying Securities on behalf of Unitholders in connection with the termination of the Trust. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

The Sponsor will attempt to sell the Securities as quickly as it can during the termination proceedings without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of within a reasonable time after the Trust's termination. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

In the event of termination of the Trust, written notice thereof will be sent by the Trustee to all Unitholders of the Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust and, after paying all expenses and charges incurred by the Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of the Trust.

The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of the Trust at approximately the time of the Mandatory Termination Date. If the Sponsor does offer such units for sale, Unitholders may be given the opportunity to purchase such units at a public offering price which includes a reduced sales charge. There is, however, no assurance that units of any new series of the Trust will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

LIMITATIONS ON LIABILITY. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

EXPENSES OF THE TRUST

The Sponsor will not charge the Trust any fees for services performed as Sponsor. The Sponsor will receive a portion of the sale commissions paid in connection with the purchase of Units and will share in profits, if any, related to the deposit of Securities in the Trust.

The Trustee receives for its services that fee set forth under "Essential Information" in Part Two. However, in no event shall such fee amount to less than $2,000 in any single calendar year. The Trustee's fee which is calculated monthly is based on the largest number of Units of the Trust outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the

Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

In its capacity as Supervisor, the Sponsor will charge the Trust a surveillance fee for services performed for the Trust in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the Trust outstanding as of the January record date for any annual period.

For evaluation of the Securities in the Trust, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two, payable monthly, based upon the largest number of Units of the Trust outstanding during the calendar year for which such compensation relates.

The Trustee's fee, Supervisor's fee and Evaluator's fee are deducted from the Income Account of the Trust to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

The Licensor receives an annual fee from the Trust equal to the greater of (a)
 .02% of the average net asset value of the Trust computed quarterly or (b) a minimum of $7,000 during the first year of the Trust's life, $8,000 during the second year of the Trust's life and $9,000 thereafter. This fee covers the license to the Trust of the use of various trademarks and trade names as described under "The Nasdaq Financial Index." This fee may be increased annually by the amount of the increase, if any, in the Consumer Price Index for Urban Consumers, All Items, as issued by the Bureau of Labor Statistics, U.S. Department of Labor, over the prior twelve-month period.

Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust (out of the Capital Account) and it is intended that such expenses be amortized over a five year period or the life of the Trust if less than five years. The following additional charges are or may be incurred by the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust not resulting from negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth herein are payable out of the Trust and, when owing to the Trustee, are secured by a lien on the Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status." It is expected that the income stream produced by dividend payments will be insufficient to meet the expenses of the Trust and, accordingly, it is expected that Securities will be sold to pay all of the fees and expenses of the Trust. The Trust may pay the expenses of updating its registration statement. Unit investment trust sponsors have historically paid these expenses.

LEGAL OPINIONS

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT AUDITORS

The statement of net assets, including the Trust portfolio, of the Trust at the Initial Date of Deposit, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              --------------------

Contents                            Page
--------                            ----
NASDAQ(Registered Trademark)
 INDEX LICENSING AGREEMENT            2
THE TRUST FUND                        3
THE TRUST PORTFOLIO                   4
THE NASDAQ FINANCIAL INDEX            6
RISK FACTORS                          7
FEDERAL TAX STATUS                   10
PUBLIC OFFERING OF UNITS             13
 Public Offering Price               13
 Public Distribution of Units        15
 Sponsor Profits                     16
MARKET FOR UNITS                     16
REDEMPTION                           16
 General                             16
 Computation of Redemption Price     18
RETIREMENT PLANS                     18
UNITHOLDERS                          18
 Ownership of Units                  18
 Distributions to Unitholders        19
 Distribution Reinvestment           20
 Statements to Unitholders           20
 Rights of Unitholders               21
INVESTMENT SUPERVISION               22
ADMINISTRATION OF THE TRUST          23
 The Trustee                         23
 The Sponsor                         24
 The Evaluator                       24
 Amendment and Termination           24
 Limitations on Liability            26
EXPENSES OF THE TRUST                26
LEGAL OPINIONS                       28
INDEPENDENT AUDITORS                 28

                                 ---------------

                                     RANSON

                                      UNIT

                                   INVESTMENT

                                     TRUSTS

                                 ---------------





                                 ---------------

                                     NASDAQ

                                    FINANCIAL

                                  INDEX TRUST,

                                    SERIES 1

                                 ---------------








                               -------------------
                               PROSPECTUS PART ONE
                               -------------------

                           Ranson Unit Investment Trusts

                            Nasdaq Financial Index Trust

                                       Series 1












                                     Part Two

                               Dated April 27, 1999








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                         Ranson Unit Investment Trusts
                          Nasdaq Financial Index Trust
                                   Series 1
                             Essential Information
                           As of December 31, 1998
                 Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Aggregate Value of Securities in Portfolio (2)                    $18,492,283
Number of Units                                                     1,889,448
Fractional Undivided Interest in the Trust per Unit               1/1,889,448
Aggregate Value of Securities per Unit                                 $9.787
Public Offering Price:
  Aggregate Value of Securities in Portfolio                      $18,492,283
  Aggregate Value of Securities per Unit                               $9.787
  Net Cash per Unit (1)                                               $(.213)
  Sales Charge of 4.90% of Public Offering
  Price (5.152% of net amount invested) per Unit                        $.493
  Public Offering Price per Unit                                      $10.067
Redemption Price per Unit                                              $9.574


Minimum Value of the Trust under            Trust Agreement may be Terminated
 which Trust agreement may be               if value of Trust is less than
 terminated                                 $160,144 (40% of the par value of
                                            the Securities deposited in the
                                            Trust).

Liquidation Period                          February 1, 2004 through February
                                            28, 2004

Date of Trust Agreement                     December 3, 1997

Mandatory Termination Date                  January 31, 2004

Supervisor's Annual Surveillance Fee        Maximum of $.003 per Unit

Evaluator's Annual Evaluation Fee           Maximum of $.0029 per Unit

Trustee's Annual Fee                        $.0086 per Unit

Nasdaq Financial Index Trust                Equal to the greater of .02%
 Licensor Fee                               of the average net asset value or
                                            $7,000 during the first year of the
                                            Trust's life, $8,000 during the
                                            second year of the Trust's life and
                                            $9,000 thereafter.

Record Dates                                First day of January, April, July
                                            and October.

Distribution Dates                          Fifteenth day of January, April,
                                            July and October.

[FN]
(1) This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

(2) Each Security is valued at the closing price on the Nasdaq Natonal Market.

                        Report of Independent Auditors


Unitholders
Ranson Unit Investment Trusts
Nasdaq Financial Index Trust
Series 1

We have audited the accompanying statement of assets and liabilities of Ranson Unit Investment Trusts, Nasdaq Financial Index Trust, Series 1, including the schedule of investments, as of December 31, 1998, and the related statement of operations and changes in net assets for the period from December 3, 1997 (Date of Deposit) to December 31, 1998. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Unit Investment Trusts, Nasdaq Financial Index Trusts, Series 1 at December 31, 1998, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 13, 1999

                         Ranson Unit Investment Trusts

                         Nasdaq Financial Index Trust

                                    Series 1

                       Statement of Assets and Liabilities

                               December 31, 1998


Assets
Securities, at value (cost $18,183,414)                            $18,492,283
Dividends receivable                                                    44,789
Organization costs                                                      13,379
Receivable from Sponsor                                                 21,096
                                                                     ---------
Total assets                                                        18,571,547


Liabilities and net assets
Cash overdraft                                                         167,129
Accrued liabilities                                                        988
Due to unitholders                                                     254,629
                                                                     ---------
                                                                       422,746

Net assets, applicable to 1,889,448 Units outstanding:
  Cost of Trust assets, exclusive of interest         $18,183,414
  Unrealized appreciation                                 308,869
  Distributable funds                                    (343,482)
                                                        ---------    ---------
Net assets                                                         $18,148,801
                                                                     =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investment Trusts

                          Nasdaq Financial Index Trust

                                     Series 1

                            Statement of Operations

                                                                   Period from
                                                                   December 3,
                                                                       1997 to
                                                                  December 31,
                                                                          1998
                                                                     ---------
Investment income                                                     $418,207
Expenses:
  Trustee's fees and related expenses                                   37,180
  Evaluator's and surveillance fees                                      7,978
  Amortization of organizational costs                                   3,701
                                                                     ---------
Total expenses                                                          48,859
                                                                     ---------
Net investment income                                                  369,348

Realized and unrealized gain (loss) on investments:
  Realized loss                                                       (495,208)
  Unrealized appreciation during the period                            308,869
                                                                     ---------
Net loss on investments                                               (186,339)
                                                                     ---------
Net increase in net assets resulting from operations                  $183,009
                                                                     =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investments Trusts

                         Nasdaq Financial Index Trust

                                   Series 1

                       Statement of Changes in Net Assets


                                                                    Period from
                                                                    December 3,
                                                                        1997 to
                                                                   December 31,
                                                                           1998
                                                                     ---------
Operations:
  Net investment income                                               $369,348
  Realized loss on investments                                        (495,208)
  Unrealized appreciation on investments during the period             308,869
                                                                     ---------
Net increase in net assets resulting from operations                   183,009

Distributions to Unitholders:
  Net investment income                                               (316,400)
                                                                     ---------
Total distributions to Unitholders                                    (316,400)

Capital transactions:
  Issuance of 2,370,455 Units                                       22,687,692
  Redemption of 481,007 Units                                       (4,405,500)
                                                                     ---------
Total increase in net assets                                       $18,148,801

Net assets:
  At the beginning of the period                                             -
                                                                     ---------
  At the end of the period (including distributable
   funds applicable to Trusts Units of $(343,482) at
   December 31, 1998)                                              $18,148,801
                                                                     =========
Trust Units outstanding at the end of the period                     1,889,448
                                                                     =========
Net asset value per Unit at the end of the period                        $9.61
                                                                     =========

[FN]

See accompanying notes to financial statements.

                        Ranson Unit Investment Trusts
                         Nasdaq Financial Index Trust
                                   Series 1
                          Schedule of Investments
                               December 31, 1998




Percentage (%)
     of Total
        Shares    Name of Issuer                  Market Value     Market Value
--------------   ---------------                  ------------     ------------
         1,000   ADVANTA CORP-CLASS A               $13,250.00            0.072
         2,300   ARGONAUT GROUP INC.                 56,350.00            0.305
         3,900   ALFA CORPORATION                    94,575.00            0.511
         5,000   ALLIED CAPITAL CORP                 86,562.50            0.468
         2,700   AMCORE FINANCIAL INC.               61,804.69            0.334
         4,400   AMRESCO INC. *                      38,500.00            0.208
         2,400   AMERIN CORP  *                      56,700.00            0.307
         2,500   AMERICAN NATIONAL INSURANCE        206,875.00            1.119
         5,900   ASSOCIATED BANC-CORP               201,706.25            1.091
         5,200   ASTORIA FINANCIAL CORP             237,900.00            1.286
         2,500   BERKLEY (WR) CORP                   85,156.25            0.460
         1,500   BANKNORTH GROUP INC.                56,437.50            0.305
         2,700   BANK UNITED CORP.                  105,975.00            0.573
         2,100   BOK FINANCIAL CORPORATION *         98,962.50            0.535
        12,900   POPULAR INC.                       438,600.00            2.372
         2,700   CITIZENS BANKING CORP MICH          91,125.00            0.493
         5,800   COMMERCE BANCSHARES INC.           246,500.00            1.333
         6,700   COMPASS BANCSHARES INC.            255,018.75            1.379
         4,500   COMMUNITY FIRST BANKSHARES          94,781.25            0.513
        15,900   CINCINNATI FINANCIAL CORP          582,337.50            3.149
         4,900   CHECKFREE HOLDINGS *               114,537.50            0.619
        15,700   CHARTER ONE FINANCIAL INC.         435,675.00            2.356
         1,400   CORUS BANKSHARES INC.               45,150.00            0.244
         3,800   DORAL FINANCIAL CORP                84,075.00            0.455
         3,900   E*TRADE GROUP INC. *               182,446.88            0.987
         6,400   ERIE INDEMNITY COMPANY-CLASS A     200,000.00            1.082
           800   FIRST ALLIANCE CORPORATION *         3,000.00            0.016
         1,600   FNB CORP/PA                         45,200.00            0.244
           800   FIRST CITIZENS BANCSHARES-
                 CLASS A                             72,000.00            0.389
         3,400   FIRST FINANCIAL BANCORP             98,387.50            0.532
        25,400   FIFTH THIRD BANCORP              1,811,337.50            9.795
         2,800   FIRST MIDWEST BANCORP INC./IL      106,575.00            0.576
        17,900   FIRST SECURITY CORP/DEL            418,412.50            2.263
        12,200   FIRST TENNESSEE NATIONAL CORP      464,362.50            2.511
         6,000   FULTON FINANCIAL CORP              135,000.00            0.730
         3,200   HARRIS FINANCIAL INC                43,600.00            0.236
        20,100   HUNTINGTON BANCSHARES              604,256.25            3.268
         1,000   HANCOCK HOLDING CO                  45,500.00            0.246
         2,800   HARLEYSVILLE GROUP INC.             72,275.00            0.391
         3,800   HUBCO INC.                         114,475.00            0.619
         1,300   INTERNATIONAL BANCSHARES            65,812.50            0.356
         7,200   INDEPENDENCE COMMUNITY BANK        114,750.00            0.621
         3,400   IMPERIAL CREDIT INDUSTRIES *        28,475.00            0.154
         2,100   IRWIN FINANCIAL CORP                57,093.75            0.309
         4,900   KEYSTONE FINANCIAL INC.            181,300.00            0.980
         2,100   MAF BANCORP INC.                    55,650.00            0.301
         6,800   MERCANTILE BANKSHARES CORP         261,800.00            1.416
        10,100   MARSHALL & ILSLEY CORP             590,218.75            3.192
         1,800   METRIS COMPANIES INC                90,562.50            0.490
         2,900   NATIONAL BANCORP OF ALASKA INC.     97,875.00            0.529
         9,500   NATIONAL COMMERCE BANCORPORATION   178,718.75            0.966
        10,300   NORTHERN TRUST CORP                899,318.75            4.863
         4,500   NORTHWEST SAVINGS BANK              43,875.00            0.237
         3,100   OHIO CASUALTY CORP                 127,487.50            0.689
         2,600   OLD NATIONAL BANCORP               144,950.00            0.784
         6,100   PEOPLES BANK BRIDGEPORT            168,512.50            0.911
         2,300   PROVIDENT BANKSHARES                57,212.50            0.309
         4,100   PROVIDENT FINANCIAL GROUP          154,775.00            0.837
         8,300   PEOPLES HERITAGE FIN'L GROUP       166,000.00            0.898
         2,500   PIONEER GROUP INC. *                49,375.00            0.267
         3,000   PRESIDENTIAL LIFE CORP              59,625.00            0.322
         1,200   PRICE ENTERPRISES INC. *             6,375.00            0.034
         2,000   QUEENS COUNTY BANCORP INC.          59,500.00            0.322
        21,000   REGIONS FINANCIAL CORP             846,562.50            4.578
         2,900   RIGGS NATIONAL CORP WASH D C        59,087.50            0.320
         1,700   T R FINANCIAL CORP                  66,937.50            0.362
         3,900   ROSLYN BANCORP INC.                 83,850.00            0.453
        13,000   SAFECO CORP                        558,187.50            3.018
         1,700   SEI INVESTMENT COMPANY             168,937.50            0.914
         2,700   SELECTIVE INSURANCE GROUP           54,337.50            0.294
         2,000   SILICON VALLEY BANCSHARES *         34,062.50            0.184
         3,970   SKY FINANCIAL GROUP INC.           104,956.88            0.568
        15,700   SOUTHTRUST CORP                    579,918.75            3.136
         4,000   ST PAUL BANCORP INC.               108,875.00            0.589
         1,600   1ST SOURCE CORPORATION              53,600.00            0.290
         2,600   S&T BANCORP                         71,662.50            0.388
         4,000   STATE AUTO FINANCIAL CORP           49,500.00            0.268
         3,200   SUSQUEHANNA BANCSHARES INC.         65,500.00            0.354
        15,200   SOVEREIGN BANCORP INC.             216,600.00            1.171
         1,100   TRENWICK GROUP INC.                 35,887.50            0.194
         6,900   TRUSTMARK CORP                     156,112.50            0.844
        11,400   T. ROWE PRICE ASSOCIATES           390,450.00            2.111
         2,500   TRUSTCO BANK CORP NY                75,000.00            0.406
         4,100   UNITED BANKSHARES INC.             108,650.00            0.588
         2,200   AMERCO *                            61,462.50            0.332
         4,400   UICI *                             107,800.00            0.583
         1,900   UMB FINANCIAL CORP                  87,162.50            0.471
        16,700   UNIONBANCAL CORPORATION            568,843.75            3.076
         3,800   UNITRIN INC.                       272,650.00            1.474
         4,100   UST CORP                            96,606.25            0.522
         1,800   U.S. TRUST CORP                    136,800.00            0.740
         3,800   WESTAMERICA BANCORPORATION         139,650.00            0.755
         4,000   WESTERNBANK PUERTO RICO             63,500.00            0.343
         3,600   WEBSTER FINANCIAL CORP              98,775.00            0.534
         5,000   WASHINGTON FEDERAL INC.            133,437.50            0.722
         3,200   WILMINGTON TRUST CORPORATION       197,200.00            1.066
         2,000   WESBANCO INC.                       59,000.00            0.319
         2,200   WHITNEY HOLDING CORP                82,500.00            0.446
         7,400   ZIONS BANCORPORATION               461,575.00            2.496
                                               ---------------         --------
                 TOTAL:                         $18,492,283.44          100.000
                                               ===============         ========

[FN]

* Non-income producing.

                         Ranson Unit Investment Trusts

                          Nasdaq Financial Index Trust

                                   Series 1

                        Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Investments

During the Trust's primary offering period, Stocks are stated at offering prices as determined by Ranson & Associates, Inc. At the end of the primary period (December 3, 1998) and thereafter, the Stocks are valued at closing bid prices as determined by Ranson & Associates, Inc.

Cost of Investments

Cost of the Trust's Stocks is based on the offer prices of the Stocks on the dates of deposits of such Securities acquired during the primary sales period, as determined by the Evaluator. The cost of investments sold is determined on a first-in, first-out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

Organizations Costs

Organizations Costs in connection with the formation of the Trust amounted to $17,080. Such costs are being amortized on a straight line basis over five years.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1998:

   Gross unrealized appreciation                                 $1,524,866
   Gross unrealized depreciation                                 (1,215,997)
                                                                 ----------
   Net unrealized appreciation                                     $308,869
                                                                  =========

3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required. The accumulated net realized capital loss on sales of investments for federal income tax purposes at December 31, 1998, amounting to $495,208 is available to offset future taxable gains. If not applied, the carryover expires in 2006.

                        Ranson Unit Investment Trusts

                        Nasdaq Financial Index Trust

                                  Series 1

                     Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Stocks on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.15% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Stocks plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid quarterly. Income distributions, on a record date basis, are as follows:


                                        Period from
Distribution                         December 3, 1997 to
     Plan                             December 31, 1998
-----                                Per Unit        Total
Quarterly                           ---------   ----------
                                        $.143     $306,905

In addition, the Trust redeemed Units with proceeds from the sale of Stocks as follows:


                                                               Period from
                                                               December 3,
                                                                   1997 to
                                                              December 31,
                                                                      1998
                                                                ----------
Principal portion                                               $4,405,500
Net investment income accrued                                        9,495
                                                                ----------
                                                                $4,414,995
                                                                 =========
Units                                                              481,007
                                                                 =========


                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 13, 1999, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Unit Investment Trusts, Nasdaq Financial Index Trust, Series 1 dated April 27, 1999.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 27, 1999

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 61, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 28th day of April, 1999.

                              Ranson Unit Investment Trusts Series 61
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 28, 1999 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.